Accounting Policies - Capitalized Mortgage Loan Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mortgage Loan Servicing Rights [Abstract]
Mortgage loan servicing fees	$ 8.6	$ 7.9	$ 6.9